Pro Forma Financial Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Business Combinations [Abstract]
Net Sales	$ 3,088,642
Earnings from continuing operations attributable to controlling interests	$ 171,822